AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 94.2%			Hexcel Corp.	2,100	$155,862
Communication Services - 14.6%			ManpowerGroup, Inc.	2,100	192,129
Cars.com, Inc.*	26,600	$310,422	Owens Corning	4,500	272,205
Lions Gate Entertainment Corp., Class A *	20,300	201,579	Pentair PLC (United Kingdom)	8,900	382,077
Meredith Corp.	11,650	350,082	Quanta Services, Inc.	4,600	180,090
The New York Times Co., Class A	8,100	259,281	Westinghouse Air Brake Technologies Corp.	4,700	347,142
Scholastic Corp.	8,750	288,313	Total Industrials		1,897,465
TEGNA, Inc.	26,700	451,230	Information Technology - 19.1%
Total Communication Services		1,860,907	Akamai Technologies, Inc.*	2,600	242,710
Consumer Discretionary - 9.5%			Cisco Systems, Inc.	4,150	190,776
Adtalem Global Education, Inc. *	9,800	338,198	Corning, Inc.	10,700	285,583
Magna International, Inc. (Canada)	7,300	370,037	Cree, Inc.*	4,100	190,609
Mattel, Inc. *	29,900	437,437	Hewlett Packard Enterprise Co.	6,800	94,724
Tractor Supply Co.	700	65,065	International Business Machines Corp.	1,750	251,527
Total Consumer Discretionary		1,210,737	Juniper Networks, Inc.	17,000	389,980
Consumer Staples - 6.9%			National Instruments Corp.	4,800	214,224
Bunge, Ltd.	7,100	372,253	QUALCOMM, Inc.	4,290	365,980
Molson Coors Beverage Co., Class B	6,900	383,502	Teradata Corp. *	8,100	197,154
Unilever PLC, Sponsored ADR (United Kingdom)	2,000	119,540	Total Information Technology		2,423,267
Total Consumer Staples		875,295	Materials - 2.5%
Financials - 2.4%			Commercial Metals Co.	15,200	312,360
Northern Trust Corp.	3,100	303,211	Total Common Stocks
Health Care - 24.3%			(Cost $10,673,793)		11,975,118
Agilent Technologies, Inc.	4,500	371,520	Short-Term Investments - 7.8%
Bristol-Myers Squibb Co.	7,140	449,463	Other Investment Companies - 7.8%
			Dreyfus Government Cash Management Fund,
Gilead Sciences, Inc.	3,100	195,920	Institutional Shares, 1.49% [1]	325,505	325,505
Patterson Cos., Inc.	12,100	266,321
			Dreyfus Institutional Preferred Government
QIAGEN, N.V. (Netherlands) *	4,900	165,522	Money Market Fund, Institutional Shares,
Quest Diagnostics, Inc.	3,000	332,010	1.52% [1]	325,505	325,505
ResMed, Inc.	1,760	279,787	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [1]	335,369	335,369
Smith & Nephew PLC, ADR (United Kingdom)	6,900	331,269
			Total Short-Term Investments
Varex Imaging Corp. *	8,800	243,320
			(Cost $986,379)		986,379
Varian Medical Systems, Inc. *	1,100	154,627
			Total Investments - 102.0%
Waters Corp. *	1,350	302,117	(Cost $11,660,172)		12,961,497
Total Health Care		3,091,876	Other Assets, less Liabilities - (2.0)%		(250,641)
Industrials - 14.9%			Net Assets - 100.0%		$12,710,856
Donaldson Co., Inc.	5,800	300,730
General Electric Co.	5,400	67,230

* Non-income producing security.			ADR American Depositary Receipt
[1] Yield shown represents the January 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers Fairpointe ESG Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$11,975,118	—	—	$11,975,118
Short-Term Investments
Other Investment Companies	986,379	—	—	986,379
Total Investments in Securities	$12,961,497	—	—	$12,961,497

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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